Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Net Operating Revenue [Line Items]
Platform subscription service	R$ 187,109	R$ 158,678	R$ 114,556
Cancellations, returns and taxes on services	(11,989)	(10,692)	(9,004)
Revenue from platform subscription service	175,120	147,986	105,552
Data analytics service	10,650	13,422	15,644
Cancellations, returns and taxes on services	(1,062)	(1,478)	(1,760)
Revenue from data analytics service	9,588	11,944	13,884
Set-up and service	7,593	8,661	4,733
Cancellations, returns and taxes on services	(326)	(514)	(307)
Revenue from set-up and service	7,267	8,147	4,426
Other revenue	1,386	963	710
Cancellations, returns and taxes on services	(79)	(55)	(27)
Other revenue	1,307	908	683
Total net operating revenue	R$ 193,282	R$ 168,985	R$ 124,545